 Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

www.drinkerbiddle.com

November 8, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Variant Alternative Income Fund

File Nos. (811-23336, 333-224275)

Ladies and Gentlemen:

On behalf of Variant Alternative Income Fund (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Registrant’s Prospectus and Statement of Additional Information, each dated October 31, 2019, that would have been filed under paragraph (c) of Rule 497 of the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 under the 1933 Act and Post-Effective Amendment No. 3 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, which was filed electronically on November 8, 2019 (Accession No. 0001398344-19-019374).

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2959.

Very truly yours,

/s/ Joshua B. Deringer
Joshua B. Deringer